Customer and Supplier Concentration	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Risks and Uncertainties [Abstract]
Customer and Supplier Concentration

NOTE 15 – CUSTOMER AND SUPPLIER CONCENTRATION

Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases.

The Company’s revenues were concentrated among few customers for the three months ended March 31, 2018:

Customer	Total revenues from the customer to total revenues for the three months ended March 31, 2018	Accounts receivable (deferred revenue) from the customer as of March 31, 2018 (rounded to 000’s)
1	13%	$45,000
2	12%	$(111,000)
3	11%	$654,000

The loss of the significant customer or the failure to attract new customers could have a material adverse effect on our business, results of operations and financial condition.

The Company’s purchases were concentrated among few vendors for the three months ended March 31, 2018:

Vendor	Total purchases from the vendor to total purchases for the three months ended March 31, 2018	Accounts payable (prepayment) to the vendor as of March 31, 2018 (rounded to 000’s)
1*	44%	$4,611,000
2	29%	$(7,000)

* EDI, a related party. See note 13.

The Company believes there are numerous other suppliers that could be substituted should the supplier become unavailable or non-competitive.

NOTE 17 – CUSTOMER AND SUPPLIER CONCENTRATION

Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases.

The Company’s revenues were concentrated among few customers for the years ended December 31, 2017 and 2016:

Customer	Total revenues from the customer to total revenues for the year ended December 31, 2017	Accounts receivable from the customer as of December 31, 2017 (rounded to 000)	Total revenues from the customer to total revenues for the year ended December 31, 2016	Accounts receivable from the customer as of December 31, 2016 (rounded to 000)
1	12%	$372,000	13%	$11,917
2	11%	$634,000	1%	$162,300

The loss of the significant customer or the failure to attract new customers could have a material adverse effect on our business, results of operations and financial condition.

The Company’s purchases were concentrated among few vendors for the years ended December 31, 2017 and 2016:

Vendor	Total purchases from the vendor to total purchases for the year ended December 31, 2017	Accounts payable (prepayment) to the vendor as of December 31, 2017 (rounded to 000)	Total purchases from the vendor to total purchases for the year ended December 31, 2016	Accounts payable (prepayment) to the vendor as of December 31, 2016 (rounded to 000)
1	37%	$(61,000)	2%	$(229,000)
2*	34%	$4,325,000	32%	$3,618,000

* EDI, a related party. See note 15.

The Company believes there are numerous other suppliers that could be substituted should the supplier become unavailable or non-competitive.